COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases	The minimum rental payments under operating leases as of December 31, 2017, are as follows:
Rental of premises

2018	8,960
2019	7,452
2020	6,230
2021	2,076
Thereafter	4,514

29,232